Non-renewal of Customer Contract and Buyout Notice from Significant Customer	12 Months Ended
Mar. 31, 2025
Non-renewal Of Customer Contract And Buyout Notice From Significant Customer
Non-renewal of Customer Contract and Buyout Notice from Significant Customer

Note 19 - Non-renewal of Customer Contract and Buyout Notice from Significant Customer

The Company received a notice, dated September 30, 2024, of non-renewal and buyout from one of its significant customers. The Company will continue to support the Customer under the existing contract until it expires on March 31, 2025. This notice also serves as a buyout notice, with a buyout price determined according to the terms and conditions of the contract.

The non-renewal is expected to reduce annual revenues by approximately $11,500. The buy-out has provided a one-time revenue of approximately $3,009. The Company has executed a Master Service Agreement to provide technology enabled services to the customer under a different engagement model of services and projects other than a GCC offerings and the Company plans to expand its operations under this new arrangement.